Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)

Operational costs	388,648	520,805	548,309	79,497
Content costs	182,868	204,614	359,404	52,109
Bandwidth and IDC costs	113,858	105,343	113,150	16,405
Tax surcharges	96,958	39,240	97,379	14,119
Depreciation & amortization expenses and others	178,838	177,890	116,931	16,953
	961,170	1,047,892	1,235,173	179,083